Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 62,112	$ 46,951	$ 239,575	$ 53,242
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation			59,995	59,043
Amortization of deferred dry-docking costs and leasehold improvements			10,102	8,475
Amortization of deferred finance costs	874	756	2,083	1,992
Amortization of right of use assets for finance lease			306	0
Amortization of revenue escalation			(5,527)	0
Interest expense on long - term receivable, net			(251)	40
Change in fair value of derivative instruments			(3,510)	(1,285)
Gain on sale of vessels	0	(299)	(81,198)	(299)
Payments for dry-docking			(12,253)	(19,244)
Proceeds from swaps terminations			0	260
(Increase) Decrease in:
Receivables and other, net			29,508	(27,187)
Margin deposits			0	1,579
Inventories			5,231	(10,033)
Prepaid insurance and other			2,580	(1,263)
Capitalized voyage expenses			1,016	(629)
Increase (Decrease) in:
Payables and other			(4,532)	(2,658)
Accrued liabilities			8,060	13,458
Unearned revenue			7,317	(1,938)
Net Cash provided by Operating Activities			258,502	73,553
Cash Flows from Investing Activities:
Advances for vessels under construction			(97,347)	(26,773)
Vessel acquisitions and/or improvements			(31,572)	(137,181)
Proceeds from sale of vessels			165,944	19,795
Net Cash provided by (used in) Investing Activities			37,025	(144,159)
Cash Flows from Financing Activities:
Proceeds from long-term debt and other financial liabilities			304,124	341,492
Financing costs			(2,488)	(3,842)
Payments of long-term debt and other financial liabilities			(343,510)	(237,105)
Payments of operating and finance leases			(1,040)	0
Partial redemption of Class B preferred shares of subsidiary			(1,000)	(750)
Proceeds from stock issuance program			0	33,429
Proceeds from preferred stock issuance program, net			0	192
Cash dividends			(26,958)	(18,211)
Net Cash (used in) provided by Financing Activities			(70,872)	115,205
Net increase in cash and cash equivalents and restricted cash			224,655	44,599
Cash and cash equivalents and restricted cash at beginning of period			309,439	127,197	$ 127,197
Cash and cash equivalents and restricted cash at end of period	534,094	171,796	534,094	171,796	309,439
Current Assets:
Cash and cash equivalents	529,217	161,148	529,217	161,148	304,367
Restricted cash	4,877	10,648	4,877	10,648	5,072
Total cash and cash equivalents and restricted cash	$ 534,094	$ 171,796	$ 534,094	$ 171,796	$ 309,439